Segment Information - Schedule of Financial Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues	$ 21,335	$ 14,278
Gross profit	11,682	9,346
Direct expenses	159,693	84,043
Segment contribution	(148,011)	(74,697)
Indirect expenses	(38,953)	77,228
Loss from operations	(109,058)	(151,925)
Components of other
Change in fair value of contingent consideration liability	41,145	55,566
Cell Therapy
Segment Reporting Information [Line Items]
Total revenues	0	0
Gross profit	0	0
Direct expenses	85,107	51,470
Segment contribution	(85,107)	(51,470)
Biobanking
Segment Reporting Information [Line Items]
Total revenues	5,522	5,556
Gross profit	1,873	3,262
Direct expenses	2,119	1,653
Segment contribution	(246)	1,609
Degenerative Disease
Segment Reporting Information [Line Items]
Total revenues	15,813	8,722
Gross profit	9,809	6,084
Direct expenses	8,450	10,348
Segment contribution	1,359	(4,264)
Other
Segment Reporting Information [Line Items]
Total revenues	0	0
Gross profit	0	0
Direct expenses	64,017	20,573
Segment contribution	(64,017)	(20,573)
Indirect expenses	(38,953)	77,228
Components of other
Change in fair value of contingent consideration liability	(41,145)	(55,566)
Impairment of acquired intangible assets		129,400
Amortization	2,192	3,394
Total other	$ (38,953)	$ 77,228